Reinsurance - Schedule of Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expenses	$ 2,192.1	$ 2,103.2
Ceded unearned premium	18.3	24.4
Ceded claims and benefits payable	1,044.7	1,179.2
Ceded paid losses	5.0	16.4
Total	$ 3,260.1	$ 3,323.2